INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (FY) (Tables)	12 Months Ended
Dec. 31, 2016
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION [Abstract]
CONDENSED STATEMENTS OF FINANCIAL CONDITION

CONDENSED STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2016	2015
	(In thousands)
ASSETS
Cash and due from banks	$9,515	$10,800
Interest bearing deposits - time	5,000	5,000
Investment in subsidiaries	259,883	261,016
Accrued income and other assets	10,489	10,120
Total Assets	$284,887	$286,936

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	$35,569	$35,569
Accrued expenses and other liabilities	379	378
Shareholders’ equity	248,939	250,989
Total Liabilities and Shareholders’ Equity	$284,887	$286,936

CONDENSED STATEMENTS OF OPERATIONS

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2016	2015	2014
	(In thousands)
OPERATING INCOME
Dividends from subsidiary	$5,000	$—	$—
Interest income	27	72	64
Gain on extinguishment of debt	—	—	500
Gain on securities	—	—	295
Other income	153	31	35
Total Operating Income	5,180	103	894

OPERATING EXPENSES
Interest expense	1,167	1,021	1,462
Administrative and other expenses	554	560	527
Total Operating Expenses	1,721	1,581	1,989
Income (Loss) Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	3,459	(1,478)	(1,095)
Income tax benefit	(615)	(542)	(383)
Income (Loss) Before Equity in Undistributed Net Income of Subsidiaries	4,074	(936)	(712)
Equity in undistributed net income of subsidiaries	18,692	20,953	18,733
Net Income	$22,766	$20,017	$18,021

CONDENSED STATEMENTS OF CASH FLOWS

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2016	2015	2014
	(In thousands)
Net Income	$22,766	$20,017	$18,021
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM (USED) IN OPERATING ACTIVITIES
Deferred income tax benefit	(615)	(542)	(383)
Share based compensation	29	21	46
Gain on extinguishment of debt	—	—	(500)
Net gains on securities	—	—	(295)
Decrease in accrued income and other assets	246	5	118
Increase (decrease) in accrued expenses and other liabilities	1	(6)	287
Equity in undistributed net income of subsidiaries	(18,692)	(20,953)	(18,733)
Total Adjustments	(19,031)	(21,475)	(19,460)
Net Cash From (Used) in Operating Activities	3,735	(1,458)	(1,439)

CASH FLOW FROM INVESTING ACTIVITIES
Purchases of interest bearing deposits - time	(7,500)	(5,000)	(17,500)
Maturity of interest bearing deposits - time	7,500	12,500	5,000
Return of capital from subsidiary	18,000	18,500	15,000
Net Cash From Investing Activities	18,000	26,000	2,500

CASH FLOW USED IN FINANCING ACTIVITIES
Repurchase of common stock	(16,854)	(13,498)	—
Dividends paid	(7,274)	(5,896)	(4,129)
Proceeds from issuance of common stock	1,735	1,569	1,242
Share based compensation withholding obligation	(627)	(1,091)	—
Redemption of subordinated debt	—	—	(4,654)
Net Cash Used in Financing Activities	(23,020)	(18,916)	(7,541)
Net Increase (Decrease) in Cash and Cash Equivalents	(1,285)	5,626	(6,480)
Cash and Cash Equivalents at Beginning of Year	10,800	5,174	11,654
Cash and Cash Equivalents at End of Year	$9,515	$10,800	$5,174